As filed with the Securities and Exchange Commission on January 5, 2026

Registration File Nos. 333-292537 and 811-10393

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42	☒

(Check appropriate box or boxes.)

TIAA Separate Account VLI-1

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:

John D. Piller, Sr., Esquire Teachers Insurance and Annuity Association of America 8500 Andrew Carnegie Boulevard SSC-C2-04 Charlotte, NC 28262	Chip Lunde, Esquire Willkie Farr & Gallagher LLP 1875 K Street, NW Washington, DC 20006

Explanatory Note: This Post-Effective Amendment No. 1 under the Securities Act of 1933, as amended to the Registration Statement on Form N-6 (the “Registration Statement”) of Teachers Insurance and Annuity Association of America (the “Registrant”) is to replace Exhibit K in Part C of the Registration Statement.

Part A (Prospectus) and Part B (Statement of Additional Information) filed on December 31, 2025 (File No. 333-292537) are incorporated herein by reference.

PART C – OTHER INFORMATION

Item 30. Exhibits

(a) Board of Directors Resolution.

(1) Resolution of the Board of Directors of TIAA-CREF Life Insurance Company establishing TIAA-CREF Life Separate Account VLI-1. (1)

(2) Unanimous Written Consent of the Board of Directors of TIAA-CREF Life Insurance Company dated September 12, 2025. (28)

(3) Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America approving the Separate Account transfer dated July 10, 2025. (28)

(b) Custodian Agreements.

(1) Form of Domestic Custody Agreement between TIAA-CREF Life Insurance Company on behalf of TIAA-CREF Life Separate Account VLI-1 and JPMorgan Chase Bank, N.A. (9)

(c) Underwriting Contracts.

(1) Form of Principal Underwriter Distribution Agreement for TIAA Unit Investment Trust Separate Accounts dated December 31, 2025 (28)

(d) Contracts.

(1) (a) Flexible Premium Variable Universal Life Insurance Policy. (2)

(b) Automatic Increase Rider. (2)

(c) Four Year Level Term Insurance Rider. (2)

(d) Guaranteed Minimum Death Benefit Rider. (2)

(e) Waiver of Monthly Charges Rider. (2)

(f) Aviation Limitation Endorsement. (2)

(2) (a) Last Survivor Flexible Premium Variable Universal Life Insurance Policy. (2)

(b) Last Survivor Automatic Increase Rider. (2)

(c) Last Survivor Four-year Level Term Insurance Rider. (2)

(d) Last Survivor Guaranteed Minimum Death Benefit Rider. (2)

(e) Last Survivor Policy Split Option. (2)

(f) Last Survivor Single Life Level Term Insurance Rider. (2)

(g) Last Survivor Aviation Limitation Endorsement. (2)

(h) Last Survivor 2015 Policy Split Option Endorsement. (22)

(3) (a) Form of Intelligent Life Flexible Premium Variable Universal Life Insurance Policy. (5)

(b) Waiver of Monthly Charges Rider (for Intelligent Life Policy). (5)

(c) Level Cost of Insurance Endorsement (for Intelligent Life Policy). (5)

(d) Policy Change Endorsement (for Intelligent Life Policy). (5)

(e) Charitable Giving Benefit Rider. (19)

(f) Amended Form of Intelligent Life Flexible Premium Variable Universal Life Insurance Policy. (9)

(g) Overloan Protection Endorsement (for Intelligent Life Policy). (10)

(e) Applications.

(1) Form of Application. (2)

(2) Form of Application - Multi-line. (19)

(3) Form of Application For Term Conversion. (23)

(f) Depositor’s Certificate of Incorporation and By-Laws.

(1) Restated Charter of Teachers Insurance and Annuity Association of America (as amended). (26)

(2) Bylaws of Teachers Insurance and Annuity Association of America (as amended). (27)

(g) Reinsurance Contracts.

(1) Reinsurance Agreement effective March 1, 2006 between Swiss Re Life & Health America Inc. and TIAA-CREF Life Insurance Company. (8)

(2) Reinsurance Agreement effective March 1, 2006 between Munich American Reassurance Company and TIAA-CREF Life Insurance Company. (8)

(h) Participation Agreements.

(1) Form of Participation/Distribution Agreement with TIAA-CREF Life Funds. (2)

(2)   Amendment to Participation and Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc., dated as of October 19, 2004. (4)

(3) Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares. (5)

(4) Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares. (5)

(5) Form of Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares. (5)

(6) Form of Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc. (5)

(7)   Form of Participation Agreement among TIAA-CREF Life, Teachers Personal Investors Services, Inc., Franklin Templeton Variable Insurance Products Trust, and Franklin/Templeton Distributors, Inc. (5)

(8) Form of Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company. (5)

(9) Form of Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management Inc. (5)

(10)  Form of Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Services Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Distributors LLC. (5)

(11) Form of Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund. (5)

(12) Form of Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. (5)

(13) Form of Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC. (5)

(14) Form of Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC. (5)

(15) Form of Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust. (5)

(16) Form of Participation Agreement among TIAA-CREF Life, WM Variable Trust, and WM Funds Distributor, Inc. (5)

(17) Form of Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC. (5)

(18)  Amendment to Participation and Distribution Agreement among TIAA-CREF Life Insurance Company, TIAA-CREF Life Funds, and Teachers Personal Investors Services, Inc., dated as of September 15, 2005. (7)

(19) Form of Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA Life Insurance Company. (8)

(20) Form of Amendment to Fund Participation Agreement between Calamos Financial Services LLC and TIAA-CREF Life Insurance Company. (8)

(21) Form of Amendment to Fund Participation Agreement by and between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and TIAA-CREF Life Insurance Company. (8)

(22)  Form of Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company and TIAA-CREF Life Insurance Company. (8)

(23)  Form of Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company and TIAA-CREF Life Insurance Company. (8)

(24)  Form of Amendment to Participation Agreement by and among Credit Suisse Trust, Credit Suisse Asset Management LLC, and Credit Suisse Asset Management Securities, Inc. and TIAA-CREF Life Insurance Company. (8)

(25) Form of Fund/SERV and Networking Supplement to Participation Agreement by and among MFS Variable Insurance Trust and Massachusetts Financial Services Company. (8)

(26) Form of Shareholder Information Agreement between Credit Suisse Asset Management Securities, Inc. and TIAA-CREF Life Insurance Company. (8)

(27) Form of Shareholder Information Agreement between Delaware Service Company, Inc. Securities, Inc. and TIAA-CREF Life Insurance Company. (8)

(28) Form of Shareholder Information Agreement between Neuberger Berman Management Inc. and TIAA-CREF Life Insurance Company. (8)

(29) Form of Shareholder Information Agreement between Prudential Investment Management Services LLC and TIAA-CREF Life Insurance Company. (8)

(30) Form of Shareholder Information Agreement between Royce Fund Services, Inc. and TIAA-CREF. (8)

(31) Form of Shareholder Information Agreement between Teachers Personal Investors Services, Inc. and TIAA-CREF Life Insurance Company. (6)

(32) Form of Shareholder Information Agreement between MFS Fund Distributors, Inc. and TIAA-CREF Life Insurance Company. (8)

(33) Form of Shareholder Information Agreement between Allianz Global Investors Distributors LLC and TIAA-CREF Life Insurance Company. (8)

(34) Form Shareholder Information Agreement between Franklin Templeton Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company. (8)

(35) Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company. (8)

(36) Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company. (8)

(37) Form of Distribution and Administrative Service Agreement between Neuberger Management Inc and TIAA-CREF Life Insurance Company. (8)

(38) Form of Administrative Services Agreement between Columbia Management Distributors, Inc. and TIAA-CREF Life Insurance Company. (8)

(39) Form of Administrative Services Agreement between Credit Suisse Asset Management, LLC and TIAA-CREF Life Insurance Company. (8)

(40) Form of Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company. (8)

(41) Form of Administrative Services Agreement between Legg Mason Investor Services, LLC and TIAA-CREF Life Insurance Company. (8)

(42) Form of Administrative Services Agreement between Janus Capital Management LLC and TIAA-CREF Life Insurance Company. (8)

(43) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and TIAA-CREF Life Insurance Company. (8)

(44) Form of Indemnification Agreement between Massachusetts Financial Services Company and TIAA-CREF Life Insurance Company. (8)

(45) Form of AMT Distribution and Administrative Services Agreement between Neuberger Berman Management Inc. and TIAA-CREF Life Insurance Company. (8)

(46) Form of Participation Agreement among TIAA-CREF Life, ING Investors Trust, and ING Funds Distributor, LLC with respect to institutional shares. (10)

(47) Investment Advisory Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc. (10)

(48) Administrative Services Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc. (10)

(49) Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (12)

(50) Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (15)

(51)  Amendment to Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., TIAA-CREF Life Insurance Company, and TIAA-CREF Institutional and Individual Services, LLC. (16)

(52) Amendment to Fund Participation Agreement between ING Investors Trust, ING Investments Distributor, LLC, and TIAA-CREF Life Insurance Company. (16)

(53) Amendment to Fund Participation Agreement between T. Rowe Price Associates, Inc. and TIAA-CREF Life Insurance Company. (16)

(54) Amendment to Fund Participation Agreement between T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (16)

(55) Amendment to Fund Participation Agreement between Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC and TIAA-CREF Life Insurance Company. (17)

(56) Amendment to Fund Participation Agreement between DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (17)

(57) Amendment to Fund Participation Agreement between PIMCO Variable Insurance Trust and PIMCO Investments LLC and TIAA-CREF Life Insurance Company. (17)

(58) Participation Agreement among the RBB Fund, Inc., Matson Money, Inc., Foreside Funds Distributors LLC, and TIAA-CREF Life Insurance Company (18)

(59) Participation Agreement among TIAA-CREF Life Funds, Teachers Personal Investors Services, Inc., Teachers Advisors, Inc. and TIAA-CREF Life Insurance Company (18)

(60) Participation Agreement among John Hancock Variable Insurance Trust, John Hancock Distributors LLC, and TIAA-CREF Life Insurance Company. (20)

(61) Amendment to Fund Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and TIAA-CREF Life Insurance Company. (20)

(62) Amendment to Fund Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc. and TIAA-CREF Life Insurance Company. (20)

(63) Amendment to Fund Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and TIAA-CREF Life Insurance Company. (20)

(64) Amendment to Fund Participation Agreement among John Hancock Variable Insurance Trust, John Hancock Distributors LLC, and TIAA-CREF Life Insurance Company (22)

(65) Amendment to Fund Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company (23)

(66)  Amended and Restated Underlying Fund Agreement among DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., the DFA Investment Trust Company, Dimensional Fund Advisors LP, and TIAA-CREF Life Insurance Company (23)

(67) Amendment to Fund Participation Agreement by and among Neuberger Berman Advisors Management Trust, Neuberger Investment Advisers LLC, and TIAA-CREF Life Insurance Company. (25)

(i) Administrative Contracts.

(1) Form of Administrative Services Agreement by and between McCamish Systems, LLC and Teachers Insurance and Annuity Association of America. (9)

(2)   Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account. (9)

(3)   Amendment to the Master Services Agreement dated as of November 3, 2010, by and among, on the one hand, Infosys Limited, Infosys BPM Limited, and Infosys McCamish Systems LLC, and, on the other hand, Teachers Insurance and Annuity Association of America, entered into as of August 1, 2018. (25)

(j) Other Material Contracts

(1) Agreement and Plan of Merger dated December 4, 2025. (28)

(k) Legal Opinion Opinion and Consent of Aneal Krishnamurthy, Esquire*

(l) Actuarial Opinion Not Applicable.

(m) Calculation Not Applicable.

(n) Other Opinions

(1) Consents of Willkie Farr & Gallagher LLP (28) (2) Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm (28)

(o) Omitted Financial Statements Not Applicable.

(p) Initial Capital Agreements Not Applicable.

(q) Redeemability Exemption.

(1) Description of Issuance, Transfer and Redemption Procedures For Individual and Last Survivor Flexible Premium Variable Universal Life Insurance Policies Issued by TIAA-CREF Life. (2)

(2) Description of Issuance, Transfer and Redemption Procedures For Intelligent Life Individual Flexible Premium Variable Universal Life Insurance Policies Issued by TIAA-CREF Life. (8)

(3)   Amended and Restated Description of Issuance, Transfer, and Redemption Procedures for Individual and Last Survivor Flexible Premium Variable Universal Life Insurance Policies Issued by TIAA-CREF Life Insurance Company. (7)

(4)   Amended and Restated Description of Issuance, Transfer, and Redemption Procedures for Intelligent Life Individual (Intelligent Life VUL) and Last Survivor (Intelligent Life Survivorship VUL) Flexible Premium Variable Universal Life Insurance Policies Issued by TIAA-CREF Life Insurance Company. (14)

(5)   Amendment to Description Of Issuance, Transfer And Redemption Procedures for Intelligent Life Individual and Intelligent Life Last Survivor Flexible Premium Variable Universal Life Insurance Policies Issued By TIAA-CREF Life Insurance Company. (19)

(6)   Amendment to Description Of Issuance, Transfer And Redemption Procedures for Intelligent Life Individual Flexible Premium Variable Universal Life Insurance and Intelligent Life Last Survivor Flexible Premium Variable Universal Life Insurance Policies Issued By TIAA-CREF Life Insurance Company. (20)

(7)   Amendment to Description Of Issuance, Transfer And Redemption Procedures for Intelligent Life Individual Flexible Premium Variable Universal Life Insurance and Intelligent Life Last Survivor Flexible Premium Variable Universal Life Insurance Policies Issued By TIAA-CREF Life Insurance Company. (22)

(8)   Amendment to Description Of Issuance, Transfer And Redemption Procedures for Intelligent Life Individual Flexible Premium Variable Universal Life Insurance and Intelligent Life Last Survivor Flexible Premium Variable Universal Life Insurance Policies Issued By TIAA-CREF Life Insurance Company. (23)

(9)   Amendment to Description Of Issuance, Transfer And Redemption Procedures for Intelligent Life Individual Flexible Premium Variable Universal Life Insurance and Intelligent Life Last Survivor Flexible Premium Variable Universal Life Insurance Policies Issued By TIAA-CREF Life Insurance Company. (25)

(r) Powers of Attorney

Trustees Powers of Attorney (28)

(1) Incorporated by reference to the initial filing of the Registration Statement on Form S-6, filed June 1, 2001 (File No. 333-62162).

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, filed January 31, 2002 (File No. 333-62162).

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, filed April 30, 2003 (File Nos. 333-62162 and 811-10393).

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, filed May 3, 2005 (File Nos. 333-62162 and 811-10393).

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed March 9, 2006, (File Nos. 333-128699 and 811-10393).

(6)   Incorporated by reference to Post-Effective Amendment No. 7 on the Registration Statement on Form N-4 for the Single Premium Immediate Annuity Contracts, filed on May 1, 2007 (File No. 333-46414 and 811-08963).

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed May 1, 2006 (File Nos. 333-128699 and 811-10393).

(8) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, filed on May 2, 2007 (File Nos. 333-128699 and 811-10393).

(9) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, filed on May 1, 2008 (File Nos 333-128699 and 811-10393).

(10) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-6, filed on May 1, 2010 (File Nos 333-128699 and 811-10393).

(11)  Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, filed on May 1, 2008 (File Nos 333-128699 and 811-10393) and to Post-Effective Amendment No. 4 to the Registration Statement on Form S-1, filed on April 14, 2011 (File Nos 333-149714).

(12) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on April 19, 2012 (File Nos 333-145064 and 811-08963).

(13) Incorporated by reference to the Registration Statement on Form N-6, filed on January 31, 2012 (File Nos 333-179272 and 811-22659).

(14) Incorporated by reference to the Registration Statement on Form N-6, filed on April 24, 2012 (File Nos 333-151910 and 811-10393).

(15) Incorporated by reference to the Registration Statement on Form N-6, filed on August 3, 2012 (File Nos 333-183060 and 811-22659).

(16) Incorporated by reference to the Registration Statement on Form N-6, filed on April 24, 2013 (File Nos 333-128699 and 811-10393).

(17) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, filed on February 7, 2014 (File Nos 333-128699 and 811-10393).

(18) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, filed on February 28, 2014 (File Nos 333-145064 and 811-08963).

(19) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, filed on April 18, 2014 (File Nos 333-128699 and 811-10393).

(20) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6, filed on April 28, 2015 (File Nos 333-128699 and 811-10393).

(21) Incorporated by reference to the Registration Statement on Form S-1 filed on March 23, 2016 (File No. 333-210342).

(22) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6, filed on April 27, 2016 (File Nos 333-128699 and 811-10393).

(23) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6, filed on April 27, 2017 (File Nos 333-128699 and 811-10393).

(24)  Incorporated by reference to the Registration Statement on Form N-6, filed on February 28, 2019 (File Nos. 333-229945 and 811-10393).

(25)  Incorporated by reference to the Registration Statement on Form N-6, filed on April 29, 2019 (File Nos. 333-128699 and 811-10393).

(26)  Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.

(27)  Incorporated by reference to Post-Effective Amendment No. 10 to the Registration on Form N-4, Registration No. 333-134820 Filed April 24, 2015.

(28) Incorporated by reference to the initial Registration Statement on Form N-6, dated December 31, 2025 (File No. 333-292537).

*	Filed herewith.

Item 31. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
James R. Chambers	Trustee and Chairman

Priya Abani	Trustee

Samuel R. Bright	Trustee

Jason E. Brown	Trustee

Jeffrey R. Brown	Trustee

Angel Cabrera	Trustee

Michael R. Fanning	Trustee

Lisa W. Hess	Trustee

Edward M. Hundert, M.D.	Trustee

Gina L. Loften	Trustee

Ramona E. Romero	Trustee

Kim M. Sharan	Trustee

La June Montgomery Tabron	Trustee

Thasunda Brown Duckett	President and Chief Executive Officer and Trustee

Mike Cowell	Senior Executive Vice President, Chief Risk and Compliance Officer

Bret Hester	Senior Executive Vice President, Chief Legal Officer

Sastry V. Durvasula	Senior Executive Vice President, Chief Operating, Information & Digital Officer

W. Dave Dowrich	Senior Executive Vice President and Chief Financial Officer

Claire V. Borelli	Senior Executive Vice President and Chief People Officer

Derek B. Dorn	Senior Managing Director, Corporate Secretary & General Counsel

Keith Floman	Senior Vice President and Chief Actuary

Christopher Baraks	Senior Vice President, Chief Accounting Officer and Corporate Controller

Richard S. Biegen	Senior Managing Director, Chief Compliance Officer of the Separate Account

Colbert G. Narcisse	Senior Executive Vice President, Chief Product & Business Development Officer

*	The principal business address for each individual is:
TIAA 730 Third Avenue New York, New York 10017-3206

Item 32. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

Exhibit A*

Entity Name	Jurisdiction of Formation	Entity Classification	Owner Name	Owner Type	Ownership %	Business Purpose
Anglo Sino Henderson Investment Consultancy (Beijing) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.
Arcmont AM LLC	DE	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Member	100	To engage in financial services.
Arcmont Asset Management (Sweden) AB	Sweden	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in marketing and investment opportunity research.
Arcmont Asset Management France SAS	France	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in financial services.
Arcmont Asset Management Germany Gmbh	Germany	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in financial services.
Arcmont Asset Management Limited	United Kingdom	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To act as a holding company.
Brooklyn Artificial Intelligence, Inc.	DE	Operating Subsidiary	Nuveen, LLC	Member	100	A platform that manufactures custom, direct indexing products utilizing A.I.
Brooklyn Investment Group, LLC	DE	Operating Subsidiary	Brooklyn Artificial Intelligence, Inc.	Member	100	To act as a registered investment adviser.
CAM HR Resources LLC	DE	Operating Subsidiary	CAM HR Holdco LLC	Member	1	To act as an employing entity.
CAM HR Resources LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Managing Member	99	To act as an employing entity.
Churchill Agency Services LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Member	100	To act as administrative and collateral agent in connection with certain investments.
Churchill Asset Management LLC	DE	Operating Subsidiary	Nuveen Private Capital LLC	Member	100	To act as a registered investment adviser for loan investments.
Churchill DLC Advisor LLC	DE	Operating Subsidiary	NCBDC Holdings LLC	Member	100	To act as a primary adviser.
Clean Energy Partners CEP 2012 Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To manage investments.
Clean Energy Partners CEP Services Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To manage investments.
Glennmont Asset Management Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners HoldCo LLP	Shareholder	100	To manage investments.
Glennmont Partners I Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners CEP 2012 Limited	Shareholder	100	To manage investments.

GreenWood Resources Capital Management, LLC	DE	Operating Subsidiary	Greenwood Resources, LLC	Member	100	To act as a registered investment advisor.
Greenwood Resources Poland sp. z o.o	Poland	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To provide property management services.
Greenwood Resources, LLC	DE	Operating Subsidiary	Nuveen Natural Capital, LLC	Member	100	To act as an advisor and manager of timber and related investments.
Greenworks Lending LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	Origination of commercial property-assessed clean energy loans.
Gresham Investment Management LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Managing Member	79.8	To act as a registered investment advisor, commodity pool operator, and commodity trading advisor, provide investment advisory and management services to Nuveen Group-sponsored investment vehicles.
GWR Uruguay S.A.	Uruguay	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To act as a property manager.
McIntyre Labor Services, LLC	CA	Operating Subsidiary	Monterey Pacific, LLC	Member	100	Vineyard crop management
Monterey Pacific, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	Vineyard crop management.
MyVest Corporation	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To provide digital financial account management services.
Nuveen Administration Limited	United Kingdom	Operating Subsidiary	Nuveen Investment Management Holdings Limited	Shareholder	100	To provide administrative services and act as employer.
Nuveen Alternatives Advisors LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide advisory services for alternative investments.
Nuveen Alternatives Europe S.à r.l.	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Member	100	To act as an authorized alternative investment fund manager and a

						management company.
Nuveen Alternatives Services LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide administrative services and to act as general partner.
Nuveen Asset Management Europe S.à r.l.	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Member	100	To hold or distribute investments.
Nuveen Asset Management, LLC	DE	Operating Subsidiary	Nuveen Fund Advisors, LLC	Managing Member	100	U.S. Securities and Exchange Commission registered investment adviser.
Nuveen Australia Limited	Australia	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory and management services.
Nuveen Canada Company	Canada	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.
Nuveen Consulting (Shanghai) Co., Ltd.	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting.
Nuveen Corporate Secretarial Services Limited	United Kingdom	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide administrative services.
Nuveen Development Management Services LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To provide construction and development management services.
Nuveen France SAS	France	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory services.
Nuveen Fund Advisors, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	U.S. Commodity Futures Trading Commission registered commodity pool operator.
Nuveen Fund Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.
Nuveen Hong Kong Limited	Hong Kong	Operating Subsidiary	TGAM HK HC LLC	Shareholder	100	To serve as a regulated entity.
Nuveen Industrial Development Management Services LLC	DE	Operating Subsidiary	Nuveen Development Management Services LLC	Member	100	To provide development management, construction management, due diligence and other services to entities.
Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	Nuveen International Holdings 1 Limited	Shareholder	0.4	To act as the holding company for the legal entities.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	Nuveen International Holdings 3 Limited	Shareholder	99.6	To act as the holding company for the legal entities.
Nuveen Investment Management International Limited	United Kingdom	Operating Subsidiary	Nuveen FCACO Limited	Shareholder	100	To manage real estate funds.
Nuveen Italy S.r.l.	Italy	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate investments.
NUVEEN JAPAN CO., LTD	Japan	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide investment management, agency business, financial instruments exchange, market and investment research, and a financial distribution business office.
Nuveen Management AIFM Limited	United Kingdom	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To act as an asset manager.
Nuveen Management Austria GMBH	Austria	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate funds.
Nuveen Management Company (Luxembourg) No 1 S.à r.l.	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.
Nuveen Management Finland OY	Finland	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as an employing entity.
Nuveen Mob Development Management Services LLC	DE	Operating Subsidiary	Nuveen Development Management Services LLC	Member	100	To provide development management, construction management, and other services.
Nuveen Natural Capital Chile SpA	Chile	Operating Subsidiary	Westchester Group Investment Management, LLC	Shareholder	100	To facilitate management operations.
Nuveen Natural Capital LATAM Gestao De Ativos Ltda	Brazil	Operating Subsidiary	Westchester Group Investment Management, LLC	Shareholder	100	To manage farmland funds.
Nuveen Natural Capital Limited	United Kingdom	Operating Subsidiary	Westchester Group Investment Management, LLC	Shareholder	100	To manage farmland.
Nuveen Natural Capital S.r.l.	Romania	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage farmland.
Nuveen Natural Capital sp. z o.o	Poland	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage farmland.
Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	99.99	Investment entity.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Advisors, LLC	Member	0.01	Investment entity.
Nuveen Property Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.
Nuveen Real Estate Global Cities Advisors, LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To manage and advise legal entities.
Nuveen Services, LLC	DE	Operating Subsidiary	Nuveen, LLC	Member	100	To act as an employing entity.
Nuveen Singapore Private Limited	Singapore	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as a real estate investment advisor.
Pace Financial Servicing, LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	Servicing activities related to loans.
Paths Building Services LLC	DE	Operating Subsidiary	Paths Management Services LLC	Member	100	This entity will employ property site level employees.
Paths Construction LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as construction management operating company.
Paths Development LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as development operating company.
Paths Management Services LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To manage and operate real property.
Paths RMS LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as maintenance operating company.
Permian Investor Asset Manager LLC	DE	Operating Subsidiary	Nuveen Permian Investor Asset Manager Member LLC	Member	50	To hold real estate.
Plata Wine Partners, LLC	CA	Operating Subsidiary	The Plata Wine Partners Trust	Member	87	To hold agricultural investments.
Private Debt carried Interest General Partner II S.à r.l.	Luxembourg	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To provide financial services.
Reliant Safety LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as safety operating company.
Santa Barbara Asset Management, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles.
Seven30 Insurance (Bermuda) Co. Limited	Bermuda	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as the issuer of corporate self insurance.
Seven30 Re (Bermuda) Co. Limited	Bermuda	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	Reinsurance

Symphony Alternative Asset Management LLC	DE	Operating Subsidiary	Nuveen Asset Management, LLC	Member	100	To act as an asset manager of CLO products.
Teachers Advisors, LLC	DE	Operating Subsidiary	Nuveen Finance, LLC	Member	100	To act as a registered investment advisor to provide investment management services.
TIAA Global Capabilities Private Limited	India	Operating Subsidiary	TIAA Global Capabilities Singapore Holding Company Pte. Ltd.	Shareholder	99	To provide certain information technology related services and other support services.
TIAA Global Capabilities Private Limited	India	Operating Subsidiary	TIAA Global Capabilities Holding LLC	Shareholder	1	To provide certain information technology related services and other support services.
TIAA Kaspick, LLC	DE	Operating Subsidiary	TIAA-CREF Redwood, LLC	Member	100	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations.
TIAA Trust, National Association	NC	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	99.995	To support TIAA’s Wealth Management and Pension business lines.
TIAA Wealth Investment Management LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	A registered investment advisor offering investment management services.

TIAA-CREF Individual & Institutional Services, LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as a registered broker-dealer and investment advisor and to provide distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, Nuveen Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products.
TIAA-CREF Insurance Agency, LLC	DE	Operating Subsidiary	TIAA RFS, LLC	Managing Member	100	To offer insurance services and products.
TIAA-CREF Investment Management, LLC	DE	Operating Subsidiary	TIAA-CREF Asset Management LLC	Member	100	Registered investment advisor, which provides investment management services for College Retirement Equities Fund.
TIAA-CREF Life Insurance Company	NY	Operating Subsidiary - 1704(c) Insurance Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	A New York domiciled life insurance company that issues guaranteed and variable annuities and funding agreements to the general public.
TIAA-CREF Tuition Financing, Inc.	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To administer and provide program management services on behalf of state entities to qualified tuition programs formed pursuant to Section 529 of the Internal Revenue Code.

Westchester Group Farm Management, LLC	IL	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	Investment entity.
Westchester Group Investment Management, LLC	DE	Operating Subsidiary	Nuveen Natural Capital, LLC	Member	100	Investment entity.
Westchester Group Real Estate, LLC	IL	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	To provide brokerage services related to agricultural investments.
Westchester NGFF Investment, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	Investment entity.
Winslow Capital Management, LLC	DE	Operating Subsidiary	Nuveen WCM Holdings, LLC	Member	100	U.S. Securities and Exchange Commission registered investment adviser.

*	Note: TIAA has control of the subsidiaries included in this filing (each, a “Subsidiary”) through: (i) direct or indirect ownership of a majority of the voting securities of the Subsidiary; (ii) TIAA, or a subsidiary of TIAA, acting as asset manager or manager of the Subsidiary (or in a similar role); or (iii) corporate governance provisions present in the Subsidiary’s constituent documents.

Item 33. Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA Separate Accounts VLI-2, TIAA Separate Account VA-1, TIAA Separate Account VA-3, and TIAA Separate Account VA-5.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Ross Abbott	Manager, Chief Executive Officer, Chief Operating Officer, President
Raymond Bellucci	Manager, Senior Managing Director
James Deats	Manager
Derek Heaslip	Manager
Benjamin H. Lewis	Manager
Niladri Mukherjee	Manager
Shankar Saravanan	Manager, Vice President
Christopher Stickrod	Manager
Christopher A. Baraks	Vice President
Helen Barnhill	Director, Chief Legal Officer, Assistant Secretary
Christopher Beam	Assistant Treasurer
Adrian Bishop	Compliance Officer
Troy Burk	Chief Anti-Money Laundering & Sanctions Officer
Christopher J. Heald	Treasurer
Lisa Humphries	Chief Conflict of Interest Officer
Jeremy Intihar	Managing Director
Jennifer Mangano	Chief Financial Officer
Jessica Martin	Chief Risk Officer
Eric Poe	Managing Director
Megan Sendlak	Managing Director, Controller
Scott Weinstein	Senior Managing Director, Chief Compliance Officer
Jeanne Zelnick	Secretary

*	The address of each Manager and Officer is c/o TIAA-CREF Institutional and Individual Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Not Applicable.

Item 35. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East Brunswick, NJ 08816, 64 Leone Lane, Chester, New York 10918, 11333 East 53 Street, Denver, CO 80239; State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, JPMorgan Chase Bank, 4 Chase Metrotech Center Brooklyn, NY 11245, and McCamish Systems LLC, Storage of Documents: Iron Mountain, 660 Distribution Drive, Atlanta, GA 30336, Storage of Electronic Date: Quality Technology Services, 300 Satellite Blvd, Suwanee, GA 30024.

Item 36. Management Services

Not Applicable.

Item 37. Fee Representation and Undertakings

Teachers Insurance and Annuity Association of America. (“TIAA”) hereby represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Teachers Insurance and Annuity Association of America certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina on the 5th day of January 2026.

TIAA SEPARATE ACCOUNT VLI-1 (Registrant)

By:	Teachers Insurance and Annuity Association of America

By:	/s/ Colbert Narcisse
Name:	Colbert Narcisse
Title:	Senior Executive Vice President, Chief Product and Business Development Officer and Principal Executive Officer

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA (Depositor)

By:	/s/ Colbert Narcisse
Name:	Colbert Narcisse
Title:	Senior Executive Vice President, Chief Product and Business Development Officer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on January 5, 2026, in the capacities indicated.

Signature	Title

/s/ Colbert Narcisse	Senior Executive Vice President, Chief Product and Business Development Officer and Principal Executive Officer
Colbert Narcisse

/s/ Christopher Baraks	Senior Vice President and Chief Accounting Officer and Corporate

Christopher Baraks	Controller, TIAA (Principal Financial Officer and Principal Accounting Officer)
SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

*	*
Priya Abani	Michael R. Fanning

*	*
Samuel R. Bright	Lisa W. Hess

*	*
Jason E. Brown	Edward M. Hundert

*	*
Jeffrey R. Brown	Gina L. Loften

*	*
Angel Cabrera	Ramona E. Romero

*	*
James R. Chambers	Kim M. Sharan

*	*
Thasunda Brown Duckett	La June Montgomery Tabron

/s/ Aneal Krishnamurthy

Aneal Krishnamurthy Attorney-in-fact

*	Signed by Aneal Krishnamurthy as attorney-in-fact pursuant to powers of attorney effective as of December 10 - 11, 2025.

19

Exhibit Index

(k)	Opinion and consent of Aneal Krishnamurthy, Esquire